EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2023, 2022 and 2021:

		For the years ended December 31,
		2023	2022	2021
Profit attributable to owners of the Company	€ thousand	1,252,048	932,614	830,767
Weighted average number of common shares for basic earnings per common share	thousand	181,220	182,836	184,446
Basic earnings per common share		€6.91	5.11	4.50
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2023, 2022 and 2021:

		For the years ended December 31,
		2023	2022	2021
Profit attributable to owners of the Company	€ thousand	1,252,048	932,614	830,767
Weighted average number of common shares for diluted earnings per common share	thousand	181,511	183,121	184,771
Diluted earnings per common share		€6.90	5.09	4.50

The following table provides a reconciliation from the weighted average number of common shares for basic earnings per share to the weighted average number of common shares for diluted earnings per share.

	For the years ended December 31,
Number of shares	2023	2022	2021
Weighted average number of common shares for basic earnings per share	181,220	182,836	184,446
Adjustments for calculation of diluted earnings per share:
Share-based compensation	291	285	325
Weighted average number of common shares for diluted earnings per share	181,511	183,121	184,771